Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	$ 83	$ 91	$ 76
Land
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	1	1	1
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	62	72	58
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	$ 20	$ 18	$ 17